UST Acquisition (Acquisition, Restructuring And Integration Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
UST Acquisition [Abstract]
Asset impairment and exit costs	$ (4)	$ 6	$ 202
Integration costs	3	18	49
Inventory adjustments	6	22	36
Financing fees			91
Transaction costs			60
Total	$ 5	$ 46	$ 438